Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation [Abstract]
Share-based Compensation Plans Outstanding
The following table summarizes the share option awards outstanding as of December 31, 2024, 2023 and 2022:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2021	15.80	157,187	7.62
Granted	14.10	304,409	7.41
At December 31, 2022	15.32	461,596	7.14
Granted	5.41	440,719	7.05
Forfeited	12.02	(104,299)	6.77
Exercised	2.05	(7,296)	5.74
At December 31, 2023	10.35	790,720	6.57
Granted	1.37	1,320,120	6.98
Forfeited	10.85	(241,293)	6.05
At December 31, 2024(1)	3.95	1,869,547	6.56

(1) 213,243 of the awards outstanding as of December 31, 2024 were exercisable (2023: 112,244, 2022: nil).

Weighted-average Assumptions
The fair values of the options granted during the years ended December 31, 2024, 2023 and 2022 were determined on the date of the grant using the following assumptions:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Share price, in USD	5.80 – 14.81	5.32 – 13.15	9.46 – 19.42
Strike price, in USD (weighted average)	1.37	5.41	14.10
Expected volatility	85% - 94%	83% - 88%	87% - 92%
Award life (weighted average)	5.55	5.6	6
Expected dividends	—	—	—
Risk-free interest rate	3.54% - 4.52%	3.50% - 4.77%	1.74% - 3.69%